Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule Of Computation Of Earnings Per Share

	Income from Continuing Operations			Net Income
For the Years Ended December 31,	Income	Shares	Earnings per Share	Income	Shares	Earnings per Share
2011
Earnings	$85,979	20,523	$4.19	$85,979	20,523	$4.19
Dilutive stock options	-	335		-	335
Nonvested stock awards	-	87		-	87
Diluted earnings	$85,979	20,945	$4.10	$85,979	20,945	$4.10

2010
Earnings	$81,831	22,587	$3.62	$81,831	22,587	$3.62
Dilutive stock options	-	348		-	348
Nonvested stock awards	-	96		-	96
Diluted earnings	$81,831	23,031	$3.55	$81,831	23,031	$3.55

2009
Earnings	$74,037	22,451	$3.30	$73,784	22,451	$3.29
Dilutive stock options	-	229		-	229
Nonvested stock awards	-	62		-	62
Diluted earnings	$74,037	22,742	$3.26	$73,784	22,742	$3.24

Changes In Stock Price Impact On Number Of Shares Included In Diluted Earnings Per Share And Issuable Upon Conversion Of Notes

	Shares		Total Treasury	Shares Due	Incremental
	Underlying 1.875%		Method	to the Company	Shares Issued by
Share	Convertible	Warrant	Incremental	under Notes	the Company
Price	Notes	Shares	Shares (a)	Hedges	upon Conversion (b)
$80.73	32,140	-	32,140	(34,382)	(2,242)
$90.73	287,382	-	287,382	(307,433)	(20,051)
$100.73	491,947	-	491,947	(526,270)	(34,323)
$110.73	659,562	119,997	779,559	(705,580)	73,979
$120.73	799,411	318,107	1,117,518	(855,187)	262,331
$130.73	917,865	485,908	1,403,773	(981,905)	421,868

a) Represents the number of incremental shares that must be included in the calculation of diluted shares under U.S. GAAP.
b) Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.